Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Cash flows from operating activities:
Net loss	$ (29,331)	$ (30,929)
Adjustments to reconcile net loss to net cash used in
Depreciation and amortization expense	3,977	4,382
Amortization of deferred contract acquisition costs	740	460
Noncash interest expense	1,316	265
Stock-based compensation expense	3,364	3,331
Changes in operating assets and liabilities:
Accounts receivable and unbilled revenue	(9,581)	149
Accounts payable and accrued expenses	(806)	409
Deferred contract acquisition costs	(2,812)	(712)
Deferred revenue and due to customer	3,847	4,824
Accrued compensation	6,580	(1,439)
Deferred rent and other liabilities	(212)	(157)
Other assets	(437)	(985)
Net cash used in operating activities	(23,355)	(20,402)
Cash flows from investing activities:
Capitalized software development costs	(374)
Purchases of property and equipment	(981)	(1,064)
Net cash acquired in acquisition of MD Insider		(206)
Earnout payments to MD Insider	(58)
Net cash used in investing activities	(1,413)	(1,270)
Cash flows from financing activities:
Proceeds from IPO, net of underwriters' discounts and commissions and offering costs	231,675
Proceeds from stock option and warrant exercises	4,802	1,241
Proceeds from borrowings on debt	51,166	1,660
Repayments of debt principal	(73,166)
Payments related to debt retirement	(753)
Net cash provided by financing activities	213,724	2,901
Net increase (decrease) in cash and cash equivalents	188,956	(18,771)
Cash and cash equivalents, beginning of period	33,155	42,701
Cash and cash equivalents, end of period	222,111	23,930
Supplemental cash flow information:
Interest paid	2,194	1,201
Fixed assets included in accounts payable	48	248
Other receivable related to stock option exercises	108	543
Income taxes paid	105	55
Offering costs included in accounts payable and accrued expenses	312
Bonus paid in the form of stock options	$ 5,735